PROPERTY AND EQUIPMENT (Components of Property and Equipment) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PROPERTY AND EQUIPMENT [Abstract]
Leasehold improvements		4,952,957	4,289,498
Furniture, fixtures and office equipment		933,484	801,821
Machinery and equipment		381,830	343,379
Buildings		9,310	9,310
Construction in progress		254,652	268,780
Property and equipment, gross		6,532,233	5,712,788
Less: Accumulated depreciation		(2,482,896)	(1,865,953)
Property and equipment, net	$ 668,903	4,049,337	3,846,835